United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/16

Date of Reporting Period: Six months ended 03/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2016
Share Class	Ticker
A	VSFAX
C	VSFCX
R	VSFRX
Institutional	VSFIX
R6	VSFSX

Federated Clover Small Value Fund
Successor to the Touchstone Diversified Small Cap Value Fund Established 1996

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2015 through March 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	43.4%
Industrials	14.0%
Information Technology	9.2%
Consumer Discretionary	8.7%
Utilities	7.8%
Health Care	5.8%
Consumer Staples	3.9%
Energy	3.8%
Materials	2.4%
Cash Equivalents[2]	2.1%
Other Assets and Liabilities—Net[3]	(1.1)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—99.0%
		Consumer Discretionary—8.7%
183,225		Big Lots, Inc.	$8,298,260
126,725	[1]	Diamond Resorts International, Inc.	3,079,418
475,975	[1]	Houghton Mifflin Harcourt Co.	9,490,941
287,125		Sinclair Broadcast Group, Inc.	8,829,094
227,375	[1]	Starz	5,986,784
73,475	[1]	Tempur Sealy International, Inc.	4,466,545
134,425	[1]	Tenneco, Inc.	6,924,232
123,850		Tribune Media Co.	4,749,648
256,704	[1]	WCI Communities, Inc.	4,769,560
		TOTAL	56,594,482
		Consumer Staples—3.9%
149,700		Energizer Holdings, Inc.	6,064,347
104,975		Snyders-Lance, Inc.	3,304,613
45,775		Spectrum Brands Holdings, Inc.	5,002,292
73,750	[1]	TreeHouse Foods, Inc.	6,397,812
204,919		Vector Group Ltd.	4,680,350
		TOTAL	25,449,414
		Energy—3.8%
751,225	[1]	Cobalt International Energy	2,231,138
1,085,900	[1]	McDermott International, Inc.	4,441,331
208,875	[1]	Newfield Exploration Co.	6,945,094
230,675		PBF Energy, Inc.	7,658,410
495,675	[1]	WPX Energy, Inc.	3,464,768
		TOTAL	24,740,741
		Financials—43.4%
164,105		Argo Group International Holdings Ltd.	9,417,986
136,950		Aspen Insurance Holdings Ltd.	6,532,515
607,150		BGC Partners, Inc., Class A	5,494,708
490,275		CNO Financial Group, Inc.	8,785,728
109,475		Chemical Financial Corp.	3,907,163
161,025		Colony Capital, Inc., Class A	2,700,389
228,675	[1]	Colony Starwood Homes	5,659,706
240,825		EPR Properties	16,043,761
974,325		FNB Corp. (PA)	12,675,968
286,400		First American Financial Corp.	10,914,704
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
359,325		First Industrial Realty Trust	$8,171,050
508,300		First Potomac Realty Trust	4,605,198
134,597	[1]	Flagstar Bancorp, Inc.	2,888,452
298,488		Flushing Financial Corp.	6,453,311
383,425		Great Western Bancorp, Inc.	10,456,000
87,150		Hanover Insurance Group, Inc.	7,862,673
303,025		Healthcare Realty Trust, Inc.	9,360,442
229,050		Highwoods Properties, Inc.	10,950,880
472,700	[1]	Hilltop Holdings, Inc.	8,924,576
416,825		Invesco Mortgage Capital, Inc.	5,076,929
265,125		Kite Realty Group Trust	7,346,614
200,375		LaSalle Hotel Properties	5,071,491
518,700		Lexington Realty Trust	4,460,820
326,550		MB Financial, Inc.	10,596,547
603,145		Maiden Holdings Ltd.	7,804,696
344,350		New Residential Investment Corp.	4,004,791
382,025		Popular, Inc.	10,929,735
458,950		Radian Group, Inc.	5,690,980
167,150		STAG Industrial, Inc.	3,403,174
122,585		Sun Communities, Inc.	8,778,312
542,278		Synovus Financial Corp.	15,677,257
447,650		Talmer Bancorp, Inc.	8,097,989
673,850		Umpqua Holdings Corp.	10,687,261
125,025		Validus Holdings Ltd.	5,899,930
327,450		WSFS Financial Corp.	10,648,674
232,700	[1]	Western Alliance Bancorp	7,767,526
		TOTAL	283,747,936
		Health Care—5.8%
61,575	[1]	Amsurg Corp.	4,593,495
150,575	[1]	Capital Senior Living Corp.	2,788,649
106,050	[1]	Emergent Biosolutions, Inc.	3,854,918
68,125	[1]	Integra Lifesciences Holdings Corp.	4,588,900
129,650	[1]	Medicines Co.	4,118,980
209,700		Owens & Minor, Inc.	8,476,074
61,200	[1]	Wellcare Health Plans, Inc.	5,676,300
208,166	[1]	Wright Medical Group, Inc.	3,455,556
		TOTAL	37,552,872
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Industrials—14.0%
306,625		Actuant Corp.	$7,576,704
256,045		Barnes Group, Inc.	8,969,256
116,250	[1]	Colfax Corp.	3,323,587
127,925		Curtiss Wright Corp.	9,680,085
549,175		Donnelley (R.R.) & Sons Co.	9,006,470
63,650		Dun & Bradstreet Corp.	6,561,042
171,600	[1]	FTI Consulting, Inc.	6,093,516
94,225		Hexcel Corp.	4,118,575
98,250		Knight Transportation, Inc.	2,569,238
68,275		MSC Industrial Direct Co.	5,210,065
677,225		Mueller Water Products, Inc.	6,690,983
78,209		Unifirst Corp.	8,534,166
72,700	[1]	WESCO International, Inc.	3,974,509
123,350		Werner Enterprises, Inc.	3,350,186
112,675		Woodward, Inc.	5,861,353
		TOTAL	91,519,735
		Information Technology—9.2%
418,175	[1]	Benchmark Electronics, Inc.	9,638,934
380,050		Brooks Automation, Inc.	3,952,520
291,925	[1]	CIENA Corp.	5,552,413
69,800	[1]	Cavium, Inc.	4,268,968
333,850	[1]	Cypress Semiconductor Corp.	2,891,141
66,575	[1]	ePlus, Inc.	5,359,953
287,975		Evertec, Inc.	4,025,891
233,000	[1]	Infoblox, Inc.	3,984,300
129,875		MKS Instruments, Inc.	4,889,794
178,350	[1]	Q2 Holdings, Inc.	4,287,534
126,000		Science Applications International Corp.	6,720,840
50,675		Synnex Corp.	4,691,998
		TOTAL	60,264,286
		Materials—2.4%
108,400	[1]	Berry Plastics Group, Inc.	3,918,660
361,800		Olin Corp.	6,284,466
297,521	[1]	Summit Materials, Inc.	5,786,783
		TOTAL	15,989,909
		Utilities—7.8%
377,550		Aqua America, Inc.	12,013,641
62,475		Atmos Energy Corp.	4,639,393
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
148,325		Laclede Group, Inc.	$10,049,019
109,725		Pinnacle West Capital Corp.	8,237,056
306,575		Portland General Electric Co.	12,106,647
144,775		TECO Energy, Inc.	3,985,656
		TOTAL	51,031,412
		TOTAL COMMON STOCKS (IDENTIFIED COST $594,846,828)	646,890,787
		INVESTMENT COMPANY—2.1%
13,499,922	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[3] (AT NET ASSET VALUE)	13,499,922
		TOTAL INVESTMENTS—101.1% (IDENTIFIED COST $608,346,750)[4]	660,390,709
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[5]	(7,293,785)
		TOTAL NET ASSETS—100%	$653,096,924
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2016, all investments of the Fund utilized Level 1 inputs, in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$23.20	$26.29	$24.91	$21.50	$17.01	$18.18
Income From Investment Operations:
Net investment income (loss)	0.10[1]	(0.03)[1]	0.23[1]	0.37[1]	0.09[1]	0.04[1]
Net realized and unrealized gain (loss) on investments	(0.36)	(0.19)	2.55	4.17	4.66	(1.18)
TOTAL FROM INVESTMENT OPERATIONS	(0.26)	(0.22)	2.78	4.54	4.75	(1.14)
Less Distributions:
Distributions from net investment income	(0.06)	(0.14)	(0.26)	(0.13)	(0.03)	(0.03)
Distributions from net realized gain on investments	(0.44)	(2.73)	(1.14)	(1.00)	(0.23)	—
TOTAL DISTRIBUTIONS	(0.50)	(2.87)	(1.40)	(1.13)	(0.26)	(0.03)
Net Asset Value, End of Period	$22.44	$23.20	$26.29	$24.91	$21.50	$17.01
Total Return[2]	(1.20)%	(1.51)%	11.40%	22.37%	28.17%	(6.31)%
Ratios to Average Net Assets:
Net expenses	1.26%[4]	1.26%	1.26%	1.26%	1.26%[3]	1.26%[3]
Net investment income (loss)	0.92%[4]	(0.13)%	0.87%	1.60%	0.42%	0.21%
Expense waiver/reimbursement[5]	0.16%[4]	0.18%	0.17%	0.24%	0.29%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$131,106	$149,579	$159,674	$150,854	$148,687	$113,930
Portfolio turnover	51%	83%	73%	99%	72%	72%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.26% and 1.25% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.40	$25.55	$24.29	$21.01	$16.72	$17.99
Income From Investment Operations:
Net investment income (loss)	0.02[1]	(0.21)[1]	0.03[1]	0.18[1]	(0.06)[1]	(0.11)[1]
Net realized and unrealized gain (loss) on investments	(0.36)	(0.18)	2.48	4.10	4.58	(1.14)
TOTAL FROM INVESTMENT OPERATIONS	(0.34)	(0.39)	2.51	4.28	4.52	(1.25)
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.03)	(0.11)	—	—	(0.02)
Distributions from net realized gain on investments	(0.44)	(2.73)	(1.14)	(1.00)	(0.23)	—
TOTAL DISTRIBUTIONS	(0.44)	(2.76)	(1.25)	(1.00)	(0.23)	(0.02)
Net Asset Value, End of Period	$21.62	$22.40	$25.55	$24.29	$21.01	$16.72
Total Return[3]	(1.59)%	(2.24)%	10.54%	21.46%	27.25%	(6.99)%
Ratios to Average Net Assets:
Net expenses	2.01%[4]	2.01%	2.01%	2.01%	2.01%[5]	2.01%[5]
Net investment income (loss)	0.18%[4]	(0.85)%	0.12%	0.80%	(0.33)%	(0.53)%
Expense waiver/reimbursement[6]	0.19%[4]	0.17%	0.18%	0.26%	0.31%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,174	$23,961	$24,664	$21,624	$16,088	$12,566
Portfolio turnover	51%	83%	73%	99%	72%	72%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.01% and 2.00% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,				Period Ended 9/30/2011[1]
		2015	2014	2013	2012
Net Asset Value, Beginning of Period	$22.91	$25.99	$24.68	$21.39	$16.99	$19.19
Income From Investment Operations:
Net investment income (loss)	0.10[2]	(0.05)[2]	0.24[2]	0.35[2]	0.03[2]	0.05[2]
Net realized and unrealized gain (loss) on investments	(0.38)	(0.20)	2.46	4.11	4.66	(2.22)
TOTAL FROM INVESTMENT OPERATIONS	(0.28)	(0.25)	2.70	4.46	4.69	(2.17)
Less Distributions:
Distributions from net investment income	(0.04)	(0.10)	(0.25)	(0.17)	(0.06)	(0.03)
Distributions from net realized gain on investments	(0.44)	(2.73)	(1.14)	(1.00)	(0.23)	—
TOTAL DISTRIBUTIONS	(0.48)	(2.83)	(1.39)	(1.17)	(0.29)	(0.03)
Net Asset Value, End of Period	$22.15	$22.91	$25.99	$24.68	$21.39	$16.99
Total Return[3]	(1.29)%	(1.63)%	11.20%	22.10%	27.86%	(11.35)%
Ratios to Average Net Assets:
Net expenses	1.37%[4]	1.38%	1.47%	1.46%	1.51%[5]	1.51%[4,5]
Net investment income (loss)	0.87%[4]	(0.19)%	0.93%	1.54%	0.17%	0.30%[4]
Expense waiver/reimbursement[6]	0.29%[4]	0.28%	0.29%	0.34%	0.40%	0.53%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,609	$9,721	$7,864	$8,431	$319	$83
Portfolio turnover	51%	83%	73%	99%	72%	72%[7]
1	Reflects operations for the period from December 1, 2010 (date of initial investment) to September 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.51% and 1.48% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2011.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$23.31	$26.40	$25.01	$21.58	$17.07	$18.23
Income From Investment Operations:
Net investment income	0.14[1]	0.03[1]	0.30[1]	0.43[1]	0.14[1]	0.10[1]
Net realized and unrealized gain (loss) on investments	(0.38)	(0.19)	2.55	4.18	4.68	(1.19)
TOTAL FROM INVESTMENT OPERATIONS	(0.24)	(0.16)	2.85	4.61	4.82	(1.09)
Less Distributions:
Distributions from net investment income	(0.12)	(0.20)	(0.32)	(0.18)	(0.08)	(0.07)
Distributions from net realized gain on investments	(0.44)	(2.73)	(1.14)	(1.00)	(0.23)	—
TOTAL DISTRIBUTIONS	(0.56)	(2.93)	(1.46)	(1.18)	(0.31)	(0.07)
Net Asset Value, End of Period	$22.51	$23.31	$26.40	$25.01	$21.58	$17.07
Total Return[2]	(1.09)%	(1.26)%	11.66%	22.67%	28.52%	(6.06)%
Ratios to Average Net Assets:
Net expenses	1.01%[3]	1.01%	1.01%	1.01%	1.01%[4]	1.01%[4]
Net investment income	1.20%[3]	0.14%	1.13%	1.86%	0.66%	0.49%
Expense waiver/reimbursement[5]	0.12%[3]	0.11%	0.11%	0.15%	0.22%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$489,207	$498,468	$480,796	$353,785	$145,893	$86,725
Portfolio turnover	51%	83%	73%	99%	72%	72%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.01% and 1.00% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended March 31	2016[1]
Net Asset Value, Beginning of Period	$21.94
Income From Investment Operations:
Net investment income	0.04
Net realized and unrealized gain on investments	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.50
Net Asset Value, End of Period	$22.44
Total Return[2]	2.28%
Ratios to Average Net Assets:
Net expenses	0.94%[3]
Net investment income	19.51%[3,4]
Expense waiver/reimbursement[5]	0.02%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]
Portfolio turnover	51%[7]
1	Reflects operations for the period from March 29, 2016 (date of initial investment) to March 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	Ratio was significantly impacted by the timing of share transactions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended March 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
March 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $13,499,922 of investment in an affiliated holding (Note 5) (identified cost $608,346,750)		$660,390,709
Income receivable		1,419,652
Receivable for shares sold		941,749
TOTAL ASSETS		662,752,110
Liabilities:
Payable for investments purchased	$2,615,593
Payable for shares redeemed	6,799,045
Payable to adviser (Note 5)	14,325
Payable for distribution services fee (Note 5)	16,021
Payable for other service fees (Notes 2 and 5)	44,687
Accrued expenses (Note 5)	165,515
TOTAL LIABILITIES		9,655,186
Net assets for 29,084,364 shares outstanding		$653,096,924
Net Assets Consist of:
Paid-in capital		$633,234,125
Net unrealized appreciation of investments		52,043,959
Accumulated net realized loss on investments		(33,295,317)
Undistributed net investment income		1,114,157
TOTAL NET ASSETS		$653,096,924
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($131,106,234 ÷ 5,843,492 shares outstanding), no par value, unlimited shares authorized	$22.44
Offering price per share (100/94.50 of $22.44)	$23.75
Redemption proceeds per share	$22.44
Class C Shares:
Net asset value per share ($22,174,318 ÷ 1,025,679 shares outstanding), no par value, unlimited shares authorized	$21.62
Offering price per share	$21.62
Redemption proceeds per share (99.00/100 of $21.62)	$21.40
Class R Shares:
Net asset value per share ($10,609,233 ÷ 478,918 shares outstanding), no par value, unlimited shares authorized	$22.15
Offering price per share	$22.15
Redemption proceeds per share	$22.15
Institutional Shares:
Net asset value per share ($489,207,037 ÷ 21,736,270 shares outstanding), no par value, unlimited shares authorized	$22.51
Offering price per share	$22.51
Redemption proceeds per share	$22.51
Class R6 Shares:
Net asset value per share ($102.30 ÷ 4.558 shares outstanding), no par value, unlimited shares authorized	$22.44
Offering price per share	$22.44
Redemption proceeds per share	$22.44
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended March 31, 2016 (unaudited)
Investment Income:
Dividends (including $36,644 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $12,117)			$7,327,605
Expenses:
Investment adviser fee (Note 5)		$2,984,427
Administrative fee (Note 5)		259,374
Custodian fees		14,890
Transfer agent fee (Note 2)		380,642
Directors'/Trustees' fees (Note 5)		3,018
Auditing fees		14,510
Legal fees		3,407
Portfolio accounting fees		68,456
Distribution services fee (Note 5)		110,832
Other service fees (Notes 2 and 5)		204,671
Share registration costs		29,664
Printing and postage		28,084
Miscellaneous (Note 5)		5,866
TOTAL EXPENSES		4,107,841
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(117,290)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(316,795)
TOTAL WAIVERS AND REIMBURSEMENTS		(434,085)
Net expenses			3,673,756
Net investment income			3,653,849
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(31,050,186)
Net change in unrealized appreciation of investments			19,040,830
Net realized and unrealized loss on investments			(12,009,356)
Change in net assets resulting from operations			$(8,355,507)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2016	Year Ended 9/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,653,849	$302,626
Net realized gain (loss) on investments	(31,050,186)	22,762,537
Net change in unrealized appreciation/depreciation of investments	19,040,830	(31,350,635)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(8,355,507)	(8,285,472)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(366,741)	(823,287)
Class C Shares	—	(25,797)
Class R Shares	(18,140)	(35,853)
Institutional Shares	(2,712,924)	(4,011,463)
Class R6 Shares	—	—
Distributions from net realized gain on investments
Class A Shares	(2,782,748)	(15,623,818)
Class C Shares	(471,114)	(2,632,397)
Class R Shares	(188,784)	(918,602)
Institutional Shares	(9,403,423)	(50,885,817)
Class R6 Shares	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,943,874)	(74,957,034)
Share Transactions:
Proceeds from sale of shares	71,086,924	224,267,584
Net asset value of shares issued to shareholders in payment of distributions declared	15,042,494	70,444,332
Cost of shares redeemed	(90,462,399)	(202,738,927)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,332,981)	91,972,989
Change in net assets	(28,632,362)	8,730,483
Net Assets:
Beginning of period	681,729,286	672,998,803
End of period (including undistributed net investment income of $1,114,157 and $558,113, respectively)	$653,096,924	$681,729,286
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2016 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
The Fund commenced offering Class R6 Shares on March 29, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares may
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bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of total fund expense waivers and reimbursements of $434,085 is disclosed in various locations in this Note 2 and Note 5. For the six months ended March 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$101,653	$(86,609)
Class C Shares	20,369	(17,906)
Class R Shares	6,067
Institutional Shares	252,553	(200,058)
TOTAL	$380,642	$(304,573)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$175,875
Class C Shares	28,796
TOTAL	$204,671
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	532,312	$11,927,605	1,905,631	$47,215,436
Shares issued to shareholders in payment of distributions declared	132,236	3,089,432	629,362	15,603,435
Shares redeemed	(1,267,456)	(27,928,706)	(2,161,576)	(54,659,666)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(602,908)	$(12,911,669)	373,417	$8,159,205
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	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	120,301	$2,614,537	283,175	$6,830,212
Shares issued to shareholders in payment of distributions declared	20,186	455,387	106,336	2,548,878
Shares redeemed	(184,419)	(3,963,708)	(285,164)	(6,884,248)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(43,932)	$(893,784)	104,347	$2,494,842

	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	100,870	$2,206,540	191,836	$4,798,835
Shares issued to shareholders in payment of distributions declared	8,548	197,195	37,833	925,743
Shares redeemed	(54,788)	(1,227,725)	(107,958)	(2,646,811)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	54,630	$1,176,010	121,711	$3,077,767

	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,456,760	$54,338,142	6,639,453	$165,423,101
Shares issued to shareholders in payment of distributions declared	482,581	11,300,480	2,060,765	51,366,276
Shares redeemed	(2,586,268)	(57,342,260)	(5,527,910)	(138,548,202)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	353,073	$8,296,362	3,172,308	$78,241,175

	Period Ended 3/31/2016[1]		Year Ended 9/30/2015
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	5	$100	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	5	$100	—	—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(239,132)	$(4,332,981)	3,771,783	$91,972,989
1	Reflects operations for the period from March 29, 2016 (date of initial investment) to March 31, 2016.
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4. FEDERAL TAX INFORMATION
At March 31, 2016, the cost of investments for federal tax purposes was $608,346,750. The net unrealized appreciation of investments for federal tax purposes was $52,043,959. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $73,756,272 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,712,313.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2016, the Adviser voluntarily waived $102,256 of its fee. In addition, for the six months ended Mach 31, 2016, an affiliate of the Adviser reimbursed $304,573 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$86,387	$—
Class R Shares	24,445	(12,222)
TOTAL	$110,832	$(12,222)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2016, FSC retained $11,640 of fees paid by the Fund. For the six months ended March 31, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2016, FSC retained $3,730 in sales charges from the sale of Class A Shares. FSC also retained $378 of CDSC relating to redemptions of Class A Shares and $1,771 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended March 31, 2016, FSSC received $7,319 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or
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reimbursements) will not exceed 1.26%, 2.01%, 1.51%, 1.01% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2016 (April 1, 2017 with respect to Class R6 Shares); or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2016, the Adviser reimbursed $15,034. Transactions involving the affiliated holding during the six months ended March 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2015	18,212,953
Purchases/Additions	140,969,967
Sales/Reductions	(145,682,998)
Balance of Shares Held 3/31/2016	13,499,922
Value	$13,499,922
Dividend Income	$36,644
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2016, were as follows:
Purchases	$328,136,171
Sales	$324,374,548
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2016, there were no outstanding loans. During the six months ended March 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2016, there were no outstanding loans. During the six months ended March 31, 2016, the program was not utilized.
9. SPIN-OFF DISTRIBUTION
As presented in the Fund's September 30, 2014 Annual Report, Starwood Property Trust, Inc. (STWD), a real estate investment trust (REIT) owned by the Fund, completed a spinoff of Starwood Waypoint Residential Trust (SWAY). The company's public disclosure related to this spin-off indicated that the taxability of the distribution of SWAY common stock, as well as the remainder of its distributions for its tax year, and the corresponding effect on the investor's tax basis of STWD common stock would not be known until early in 2015. Accordingly, the additional income from the spin-off of $3,312,995, as well as income from STWD's normal quarterly distributions was not distributed by the Fund until December, 2014 when a dividend was required to be paid in order for the Fund to avoid a calendar-year-based excise tax. As this dividend needed to be paid prior to STWD's disclosure of the taxability of its distributions, it was necessary to estimate the taxable portion in calculating the amount that the Fund would pay. In early 2015, STWD disclosed that 70.6% of its distributions were deemed a return of capital (ROC) for tax purposes. Therefore, during the year ended September 30, 2015, the applicable ROC amount was reclassified from dividend income to identified cost for financial statement purposes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$988.00	$6.26
Class C Shares	$1,000	$984.10	$9.97
Class R Shares	$1,000	$987.10	$6.81[2]
Institutional Shares	$1,000	$989.10	$5.02
Class R6 Shares	$1,000	$1,022.80	$0.08[3]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$6.36
Class C Shares	$1,000	$1,014.95	$10.13
Class R Shares	$1,000	$1,018.15	$6.91[2]
Institutional Shares	$1,000	$1,019.95	$5.10
Class R6 Shares	$1,000	$1,020.30	$4.75[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.26%
Class C Shares	2.01%
Class R Shares	1.37%
Institutional Shares	1.01%
Class R6 Shares	0.00%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current Fee Limit of 1.51% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $7.50 and $7.62, respectively.
3	“Actual” expense information for the Fund's Class R6 Shares is for the period from March 29, 2016 (date of initial investment) to March 31, 2016. Actual expenses are equal to the Fund's annualized net expense ratio of 0.94%, multiplied by 3/366 (to reflect the period from initial investment to March 31, 2016). “Hypothetical” expense information for Class R6 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).
Semi-Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract–May 2015
Federated Clover Small Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report
30

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
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Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
CUSIP 31421N808
40449 (5/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2016
Share Class	Ticker
A	VFCAX
B	VFCBX
C	VFCCX
R	VFCKX
Institutional	VFCIX

Federated Clover Value Fund
Successor to the Touchstone Value Opportunities Fund Established 1991

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2015 through March 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	20.9%
Industrials	13.7%
Consumer Discretionary	13.4%
Health Care	13.4%
Information Technology	10.7%
Energy	9.4%
Consumer Staples	6.5%
Telecommunication Services	4.6%
Materials	2.2%
Other Security Type[2]	2.3%
Cash Equivalents[3]	4.7%
Other Assets and Liabilities—Net[4]	(1.8)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Other Security Type consists of an exchange-traded fund.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
March 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—94.8%
		Consumer Discretionary—13.4%
888,500	[1]	Liberty Interactive Corp. QVC Group	$22,434,625
915,200	[1]	Live Nation Entertainment, Inc.	20,418,112
298,900		Macy's, Inc.	13,178,501
1,025,000	[1]	Tegna, Inc.	24,046,500
486,300	[1]	Toll Brothers, Inc.	14,350,713
		TOTAL	94,428,451
		Consumer Staples—6.5%
268,300		CVS Health Corp.	27,830,759
222,500		Procter & Gamble Co.	18,313,975
		TOTAL	46,144,734
		Energy—9.4%
505,600	[1]	Newfield Exploration Co.	16,811,200
536,700		Suncor Energy, Inc.	14,925,627
210,000		Technip SA	11,612,268
357,000		Valero Energy Corp.	22,897,980
		TOTAL	66,247,075
		Financials—20.9%
248,300		American International Group, Inc.	13,420,615
1,412,200		Bank of America Corp.	19,092,944
645,600		Bank of New York Mellon Corp.	23,777,448
502,500		Brixmor Property Group, Inc.	12,874,050
391,100		Discover Financial Services	19,914,812
1,642,200		Fifth Third Bancorp	27,408,318
662,219		Hartford Financial Services Group, Inc.	30,515,051
		TOTAL	147,003,238
		Health Care—13.4%
535,600		Abbott Laboratories	22,404,148
1,112,400		Pfizer, Inc.	32,971,536
261,000		Teva Pharmaceutical Industries Ltd., ADR	13,966,110
196,000		UnitedHealth Group, Inc.	25,264,400
		TOTAL	94,606,194
		Industrials—13.7%
138,000		Caterpillar, Inc.	10,562,520
363,600		Eaton Corp. PLC	22,746,816
520,900		Ingersoll-Rand PLC, Class A	32,301,009
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
519,000		Waste Management, Inc.	$30,621,000
		TOTAL	96,231,345
		Information Technology—10.7%
896,400		Hewlett Packard Enterprise Co.	15,893,172
760,000	[1]	PayPal Holdings, Inc.	29,336,000
1,642,400		Symantec Corp.	30,187,312
		TOTAL	75,416,484
		Materials—2.2%
219,900		Reliance Steel & Aluminum Co.	15,214,881
		Telecommunication Services—4.6%
358,200		AT&T, Inc.	14,030,694
3,266,800		Frontier Communications Corp.	18,261,412
		TOTAL	32,292,106
		TOTAL COMMON STOCKS (IDENTIFIED COST $630,075,505)	667,584,508
		EXCHANGE-TRADED FUND—2.3%
162,800		iShares Russell 1000 Value Index Fund (IDENTIFIED COST $14,470,201)	16,086,268
		INVESTMENT COMPANY—4.7%
32,976,361	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[3] (AT NET ASSET VALUE)	32,976,361
		TOTAL INVESTMENTS—101.8% (IDENTIFIED COST $677,522,067)[4]	716,647,137
		OTHER ASSETS AND LIABILITIES - NET—(1.8)%[5]	(12,397,172)
		TOTAL NET ASSETS—100%	$704,249,965
At March 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized (Depreciation)
Contracts Purchased:
4/1/2016	Bank of America, N.A.	5,036,296 EUR	$5,737,348	$(6,548)
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
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3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2016, all investments of the Fund utilized Level 1 inputs, in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.09	$22.54	$19.57	$16.10	$12.57	$13.00
Income From Investment Operations:
Net investment income	0.29[1]	0.07[1]	0.28[1]	0.14[1]	0.14[1]	0.11[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	(2.28)	2.81	3.47	3.44	(0.43)
TOTAL FROM INVESTMENT OPERATIONS	0.33	(2.21)	3.09	3.61	3.58	(0.32)
Less Distributions:
Distributions from net investment income	(0.30)	(0.24)	(0.12)	(0.15)	(0.14)	(0.11)
Return of capital	—	—	—	(0.00)[2,3]	—	—
TOTAL DISTRIBUTIONS	(0.30)	(0.24)	(0.12)	(0.15)	(0.14)	(0.11)
Regulatory Settlement Proceeds	—	—	—	0.01[4]	0.09[4]	—
Net Asset Value, End of Period	$20.12	$20.09	$22.54	$19.57	$16.10	$12.57
Total Return[5]	1.61%	(9.93)%	15.79%	22.55%[4]	29.28%[4]	(2.60)%
Ratios to Average Net Assets:
Net expenses	1.19%[6]	1.19%	1.19%	1.19%	1.19%[7]	1.19%[7]
Net investment income	2.83%[6]	0.31%	1.26%	0.81%	0.93%	0.76%
Expense waiver/reimbursement[8]	0.12%[6]	0.08%	0.08%	0.11%	0.14%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$524,166	$578,048	$709,502	$664,588	$614,914	$518,057
Portfolio turnover	35%	102%	98%	81%	63%	98%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.19% and 1.19% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$19.94	$22.38	$19.48	$16.03	$12.52	$12.96
Income From Investment Operations:
Net investment income (loss)	0.21[1]	(0.10)[1]	0.12[1]	0.01[1]	0.03[1]	0.00[1,2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	(2.24)	2.78	3.45	3.42	(0.43)
TOTAL FROM INVESTMENT OPERATIONS	0.25	(2.34)	2.90	3.46	3.45	(0.43)
Less Distributions:
Distributions from net investment income	(0.22)	(0.10)	(0.00)[2]	(0.02)	(0.03)	(0.01)
Return of capital	—	—	—	(0.00)[2,3]	—	—
TOTAL DISTRIBUTIONS	(0.22)	(0.10)	(0.00)[2]	(0.02)	(0.03)	(0.01)
Regulatory Settlement Proceeds	—	—	—	0.01[4]	0.09[4]	—
Net Asset Value, End of Period	$19.97	$19.94	$22.38	$19.48	$16.03	$12.52
Total Return[5]	1.26%	(10.54)%	14.90%	21.70%[4]	28.29%[4]	(3.30)%
Ratios to Average Net Assets:
Net expenses	1.92%[6]	1.92%	1.92%	1.92%	1.92%[7]	1.92%[7]
Net investment income (loss)	2.12%[6]	(0.44)%	0.53%	0.08%	0.19%	0.03%
Expense waiver/reimbursement[8]	0.21%[6]	0.15%	0.17%	0.26%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,346	$24,426	$31,788	$33,452	$33,658	$39,973
Portfolio turnover	35%	102%	98%	81%	63%	98%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92% and 1.92% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$19.96	$22.41	$19.50	$16.06	$12.54	$12.98
Income From Investment Operations:
Net investment income (loss)	0.21[1]	(0.10)[1]	0.12[1]	0.01[1]	0.03[1]	0.00[1,2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	(2.26)	2.79	3.45	3.43	(0.42)
TOTAL FROM INVESTMENT OPERATIONS	0.25	(2.36)	2.91	3.46	3.46	(0.42)
Less Distributions:
Distributions from net investment income	(0.22)	(0.09)	(0.00)[2]	(0.03)	(0.03)	(0.02)
Return of capital	—	—	—	(0.00)[2,3]	—	—
TOTAL DISTRIBUTIONS	(0.22)	(0.09)	(0.00)[2]	(0.03)	(0.03)	(0.02)
Regulatory Settlement Proceeds	—	—	—	0.01[4]	0.09[4]	—
Net Asset Value, End of Period	$19.99	$19.96	$22.41	$19.50	$16.06	$12.54
Total Return[5]	1.25%	(10.57)%	14.94%	21.61%[4]	28.34%[4]	(3.29)%
Ratios to Average Net Assets:
Net expenses	1.92%[6]	1.92%	1.92%	1.92%	1.92%[7]	1.92%[7]
Net investment income (loss)	2.11%[6]	(0.42)%	0.53%	0.08%	0.19%	0.03%
Expense waiver/reimbursement[8]	0.17%[6]	0.13%	0.13%	0.16%	0.19%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,031	$36,916	$46,022	$41,237	$37,331	$33,947
Portfolio turnover	35%	102%	98%	81%	63%	98%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92% and 1.92% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.10	$22.54	$19.58	$16.11	$12.57	$13.01
Income From Investment Operations:
Net investment income	0.27[1]	0.02[1]	0.24[1]	0.11[1]	0.10[1]	0.07[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.03	(2.28)	2.80	3.46	3.46	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	0.30	(2.26)	3.04	3.57	3.56	(0.37)
Less Distributions:
Distributions from net investment income	(0.27)	(0.18)	(0.08)	(0.11)	(0.11)	(0.07)
Return of capital	—	—	—	(0.00)[2,3]	—	—
TOTAL DISTRIBUTIONS	(0.27)	(0.18)	(0.08)	(0.11)	(0.11)	(0.07)
Regulatory Settlement Proceeds	—	—	—	0.01[4]	0.09[4]	—
Net Asset Value, End of Period	$20.13	$20.10	$22.54	$19.58	$16.11	$12.57
Total Return[5]	1.50%	(10.13)%	15.52%	22.32%[4]	29.07%[4]	(2.92)%
Ratios to Average Net Assets:
Net expenses	1.42%[6]	1.42%	1.38%	1.38%	1.42%[7]	1.46%[7]
Net investment income	2.64%[6]	0.08%	1.06%	0.62%	0.70%	0.49%
Expense waiver/reimbursement[8]	0.32%[6]	0.27%	0.28%	0.29%	0.31%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,144	$21,968	$27,505	$24,706	$20,830	$16,169
Portfolio turnover	35%	102%	98%	81%	63%	98%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.42% and 1.46% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.11	$22.57	$19.60	$16.12	$12.58	$13.02
Income From Investment Operations:
Net investment income	0.30[1]	0.12[1]	0.34[1]	0.19[1]	0.18[1]	0.15[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.06	(2.28)	2.81	3.47	3.45	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	0.36	(2.16)	3.15	3.66	3.63	(0.30)
Less Distributions:
Distributions from net investment income	(0.32)	(0.30)	(0.18)	(0.18)	(0.18)	(0.14)
Return of capital	—	—	—	(0.01)[2]	—	—
TOTAL DISTRIBUTIONS	(0.32)	(0.30)	(0.18)	(0.19)	(0.18)	(0.14)
Regulatory Settlement Proceeds	—	—	—	0.01[3]	0.09[3]	—
Net Asset Value, End of Period	$20.15	$20.11	$22.57	$19.60	$16.12	$12.58
Total Return[4]	1.79%	(9.72)%	16.06%	22.90%[3]	29.66%[3]	(2.42)%
Ratios to Average Net Assets:
Net expenses	0.94%[5]	0.94%	0.94%	0.94%	0.94%[6]	0.94%[6]
Net investment income	2.96%[5]	0.54%	1.54%	1.06%	1.18%	1.02%
Expense waiver/reimbursement[7]	0.06%[5]	0.03%	0.03%	0.04%	0.06%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$102,562	$131,623	$173,598	$204,251	$174,998	$166,009
Portfolio turnover	35%	102%	98%	81%	63%	98%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.93% and 0.93% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
March 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $32,976,361 of investment in an affiliated holding (Note 5) (identified cost $677,522,067)		$716,647,137
Income receivable		662,898
Receivable for shares sold		81,997
TOTAL ASSETS		717,392,032
Liabilities:
Payable for investments purchased	$11,796,437
Payable for shares redeemed	806,307
Unrealized depreciation on foreign exchange contracts	6,548
Payable to adviser (Note 5)	13,740
Payable for distribution services fee (Note 5)	39,988
Payable for other service fees (Notes 2 and 5)	185,627
Accrued expenses (Note 5)	293,420
TOTAL LIABILITIES		13,142,067
Net assets for 35,012,738 shares outstanding		$704,249,965
Net Assets Consist of:
Paid-in capital		$758,378,957
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		39,101,428
Accumulated net realized loss on investments and foreign currency transactions		(93,914,313)
Undistributed net investment income		683,893
TOTAL NET ASSETS		$704,249,965
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($524,166,378 ÷ 26,049,665 shares outstanding), no par value, unlimited shares authorized	$20.12
Offering price per share (100/94.50 of $20.12)	$21.29
Redemption proceeds per share	$20.12
Class B Shares:
Net asset value per share ($22,346,292 ÷ 1,119,248 shares outstanding), no par value, unlimited shares authorized	$19.97
Offering price per share	$19.97
Redemption proceeds per share (94.50/100 of $19.97)	$18.87
Class C Shares:
Net asset value per share ($34,031,385 ÷ 1,702,462 shares outstanding), no par value, unlimited shares authorized	$19.99
Offering price per share	$19.99
Redemption proceeds per share (99.00/100 of $19.99)	$19.79
Class R Shares:
Net asset value per share ($21,143,657 ÷ 1,050,167 shares outstanding), no par value, unlimited shares authorized	$20.13
Offering price per share	$20.13
Redemption proceeds per share	$20.13
Institutional Shares:
Net asset value per share ($102,562,253 ÷ 5,091,196 shares outstanding), no par value, unlimited shares authorized	$20.15
Offering price per share	$20.15
Redemption proceeds per share	$20.15
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended March 31, 2016 (unaudited)
Investment Income:
Dividends (including $30,039 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $74,291)			$15,063,849
Expenses:
Investment adviser fee (Note 5)		$2,815,810
Administrative fee (Note 5)		293,665
Custodian fees		16,746
Transfer agent fee (Note 2)		679,612
Directors'/Trustees' fees (Note 5)		3,278
Auditing fees		14,510
Legal fees		3,534
Portfolio accounting fees		79,028
Distribution services fee (Note 5)		276,966
Other service fees (Notes 2 and 5)		764,735
Share registration costs		33,019
Printing and postage		41,294
Miscellaneous (Note 5)		6,761
TOTAL EXPENSES		5,028,958
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(160,265)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(285,212)
TOTAL WAIVERS AND REIMBURSEMENTS		(445,477)
Net expenses			4,583,481
Net investment income			10,480,368
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(47,167,540)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			48,870,714
Net realized and unrealized gain on investments and foreign currency transactions			1,703,174
Change in net assets resulting from operations			$12,183,542
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2016	Year Ended 9/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,480,368	$2,769,151
Net realized gain (loss) on investments and foreign currency transactions	(47,167,540)	44,619,687
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	48,870,714	(131,868,450)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,183,542	(84,479,612)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,801,017)	(7,180,894)
Class B Shares	(250,151)	(131,594)
Class C Shares	(379,718)	(187,077)
Class R Shares	(288,404)	(210,295)
Institutional Shares	(1,703,540)	(2,194,353)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,422,830)	(9,904,213)
Share Transactions:
Proceeds from sale of shares	17,983,008	54,952,437
Net asset value of shares issued to shareholders in payment of distributions declared	9,386,781	8,723,247
Cost of shares redeemed	(117,860,798)	(164,726,278)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(90,491,009)	(101,050,594)
Change in net assets	(88,730,297)	(195,434,419)
Net Assets:
Beginning of period	792,980,262	988,414,681
End of period (including undistributed net investment income of $683,893 and $626,355, respectively)	$704,249,965	$792,980,262
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
March 31, 2016 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public, trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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15

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. GAAP requires that distributions in excess of tax basis earnings and profits be reported in these financial statements as a return of capital (ROC). Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to
Semi-Annual Shareholder Report
16

each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of total fund expense waivers and reimbursements of $445,477 is disclosed in various locations in this Note 2 and Note 5. For the six months ended March 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$500,043	$(202,766)
Class B Shares	29,815	(19,618)
Class C Shares	38,384	(22,896)
Class R Shares	39,154	(2,678)
Institutional Shares	72,216	(10,107)
TOTAL	$679,612	$(258,065)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$690,487	$—
Class B Shares	29,438	(35)
Class C Shares	44,810	—
TOTAL	$764,735	$(35)
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2016, the Fund did not have a liability for any uncertain tax positions. The
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Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $935. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the
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Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$6,548
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign exchange contracts
Foreign exchange contracts	$(467)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	372,887	$7,571,313	1,058,411	$24,321,278
Shares issued to shareholders in payment of distributions declared	344,712	7,036,484	287,422	6,506,093
Shares redeemed	(3,440,930)	(70,578,502)	(4,052,588)	(93,160,829)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,723,331)	$(55,970,705)	(2,706,755)	$(62,333,458)
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	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	50,718	$1,021,254	128,723	$2,930,245
Shares issued to shareholders in payment of distributions declared	11,988	241,966	5,477	127,023
Shares redeemed	(168,705)	(3,395,590)	(329,056)	(7,528,134)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(105,999)	$(2,132,370)	(194,856)	$(4,470,866)

	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	82,242	$1,659,412	209,783	$4,798,366
Shares issued to shareholders in payment of distributions declared	16,819	339,996	7,224	167,737
Shares redeemed	(246,062)	(4,926,044)	(421,081)	(9,583,833)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(147,001)	$(2,926,636)	(204,074)	$(4,617,730)

	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	94,318	$1,909,664	223,947	$5,146,584
Shares issued to shareholders in payment of distributions declared	13,911	283,868	9,115	207,761
Shares redeemed	(150,888)	(2,999,868)	(360,406)	(8,291,010)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(42,659)	$(806,336)	(127,344)	$(2,936,665)

	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	283,881	$5,821,365	770,737	$17,755,964
Shares issued to shareholders in payment of distributions declared	72,586	1,484,467	75,739	1,714,633
Shares redeemed	(1,809,417)	(35,960,794)	(1,995,186)	(46,162,472)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,452,950)	$(28,654,962)	(1,148,710)	$(26,691,875)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,471,940)	$(90,491,009)	(4,381,739)	$(101,050,594)
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4. FEDERAL TAX INFORMATION
At March 31, 2016, the cost of investments for federal tax purposes was $677,522,067. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from outstanding foreign currency commitments was $39,125,070. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $78,024,026 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,898,956.
At September 30, 2015, the Fund had a capital loss carryforward of $12,401,481 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$12,401,481	NA	$12,401,481
Under current tax rules, capital losses on securities transactions realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2015, for federal income tax purposes, post October losses of $34,345,292 were deferred to October 1, 2015.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2016, the Adviser voluntarily waived $149,692 of its fee. In addition, for the six months ended March 31, 2016, an affiliate of the Adviser reimbursed $258,065 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$88,313	$—
Class C Shares	134,429	—
Class R Shares	54,224	(27,112)
TOTAL	$276,966	$(27,112)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2016, FSC retained $71,095 of fees paid by the Fund. For the six months ended March 31, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2016, FSC retained $11,226 in sales charges from the sale of Class A Shares. FSC also retained $111 of CDSC relating to redemptions of Class A Shares, $22,358 relating to redemptions of Class B Shares and $685 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended March 31, 2016, FSSC received $159,505 and reimbursed $35 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.92%, 1.92%, 1.42% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2016, the Adviser reimbursed $10,573. Transactions involving affiliated holding during the six months ended March 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2015	27,502,100
Purchases/Additions	167,653,870
Sales/Reductions	(162,179,609)
Balance of Shares Held 3/31/2016	32,976,361
Value	$32,976,361
Dividend Income	$30,039
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2016, were as follows:
Purchases	$254,149,848
Sales	$336,952,278
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2016, there were no outstanding loans. During the six months ended March 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2016, there were no outstanding loans. During the six months ended March 31, 2016, the program was not utilized.
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9. SPIN-OFF DISTRIBUTION
As presented in the Fund's September 30, 2014 Annual Report, Starwood Property Trust, Inc. (STWD), a real estate investment trust (REIT) owned by the Fund, completed a spinoff of Starwood Waypoint Residential Trust (SWAY). The company's public disclosure related to this spin-off indicated that the taxability of the distribution of SWAY common stock, as well as the remainder of its distributions for its tax year, and the corresponding effect on the investor's tax basis of STWD common stock would not be known until early in 2015. Accordingly, the additional income from the spin-off of $6,283,082, as well as income from STWD's normal quarterly distributions was not distributed by the Fund until December, 2014 when a dividend was required to be paid in order for the Fund to avoid a calendar-year-based excise tax. As this dividend needed to be paid prior to STWD's disclosure of the taxability of its distributions, it was necessary to estimate the taxable portion in calculating the amount that the Fund would pay. In early 2015, STWD disclosed that 70.6% of its distributions were deemed a return of capital (ROC) for tax purposes. Therefore, during the year ended September 30, 2015, the applicable ROC amount was reclassified from dividend income to identified cost for financial statement purposes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,016.10	$6.00
Class B Shares	$1,000	$1,012.60	$9.66
Class C Shares	$1,000	$1,012.50	$9.66
Class R Shares	$1,000	$1,015.00	$7.15
Institutional Shares	$1,000	$1,017.90	$4.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.05	$6.01
Class B Shares	$1,000	$1,015.40	$9.67
Class C Shares	$1,000	$1,015.40	$9.67
Class R Shares	$1,000	$1,017.90	$7.16
Institutional Shares	$1,000	$1,020.30	$4.75
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.19%
Class B Shares	1.92%
Class C Shares	1.92%
Class R Shares	1.42%
Institutional Shares	0.94%
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Evaluation and Approval of Advisory Contract–May 2015
Federated Clover Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
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reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
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Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
34

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
35

Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172255
CUSIP 314172248
CUSIP 314172230
CUSIP 314172222
CUSIP 314172214
40427 (5/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2016
Share Class	Ticker
A	BEARX
C	PBRCX
Institutional	PBRIX

Federated Prudent Bear Fund
Successor to the Prudent Bear Fund Established 1995

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2015 through March 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At March 31, 2016, the Fund's portfolio composition was as follows:
Percentage of Total Net Assets
Securities Sold Short	(64.9)%
Derivative Contracts—Short (notional value)[1]	(47.4)%
Common Stocks	53.1%
U.S. Treasury Securities	45.7%
Other Security Type[2,3]	0.0%
Cash Equivalents[4]	2.9%
Adjustment for Derivative Contracts (notional value)[1]	45.9%
Collateral on Deposit for Securities Sold Short	66.9%
Other Assets and Liabilities—Net[5]	(2.2)%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Other Security Type consists of a purchased put option.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At March 31, 2016, the Fund's sector composition6 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[7]
Broad Equity Index	48.7%
Health Care	10.7%
Consumer Discretionary	8.8%
Consumer Staples	8.3%
Financials	7.4%
Information Technology	5.4%
Industrials	3.9%
Telecommunication Services	3.2%
Energy	1.7%
Utilities	1.1%
Materials	0.8%
TOTAL	100.0%
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
7	Includes any short positions on futures contracts.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2016 (unaudited)
Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—53.1%
		Consumer Discretionary—0.2%
80,000		Pearson PLC	$1,002,387
		Consumer Staples—7.9%
62,000		Altria Group, Inc.	3,884,920
8,000		Nestle S.A.	597,388
50,000		Philip Morris International, Inc.	4,905,500
151,000		Procter & Gamble Co.	12,428,810
184,000		Wal-Mart Stores, Inc.	12,602,160
		TOTAL	34,418,778
		Energy—2.2%
19,000		Chevron Corp.	1,812,600
8,000	[1]	Concho Resources, Inc.	808,320
12,000	[1]	Continental Resources, Inc.	364,320
12,000	[1]	Diamondback Energy, Inc.	926,160
18,000		EOG Resources, Inc.	1,306,440
15,000		EQT Midstream Partners LP	1,116,450
60,000		Enterprise Products Partners LP	1,477,200
10,000		Pioneer Natural Resources, Inc.	1,407,400
7,000		Tesoro Logistics LP	319,620
		TOTAL	9,538,510
		Financials—15.3%
40,000		American Campus Communities, Inc.	1,883,600
88,500	[1]	Berkshire Hathaway, Inc.	12,556,380
12,000		Coresite Realty Corp.	840,120
31,000		Crown Castle International Corp.	2,681,500
50,000		Cubesmart	1,665,000
35,000		Education Realty Trust, Inc.	1,456,000
85,000		Empire State Realty Trust, Inc.	1,490,050
5,000		Essex Property Trust, Inc.	1,169,300
149,000		JPMorgan Chase & Co.	8,823,780
90,000		Physicians Realty Trust	1,672,200
60,000		Rayonier, Inc.	1,480,800
51,000		State Street Corp.	2,984,520
34,000		Sun Communities, Inc.	2,434,740
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
303,000		U.S. Bancorp	$12,298,770
253,500		Wells Fargo & Co.	12,259,260
40,000		Weyerhaeuser Co.	1,239,200
		TOTAL	66,935,220
		Health Care—7.3%
40,000		AbbVie, Inc.	2,284,800
601,000		GlaxoSmithKline PLC	12,177,798
20,000		Johnson & Johnson	2,164,000
161,000		Merck & Co., Inc.	8,518,510
167,000		Sanofi, ADR	6,706,720
		TOTAL	31,851,828
		Industrials—3.2%
9,000		Aeroports de Paris	1,112,381
203,276		BBA Group PLC	584,803
198,000		Emerson Electric Co.	10,767,240
182,651		Transurban Group	1,587,264
		TOTAL	14,051,688
		Information Technology—1.9%
166,500		Qualcomm, Inc.	8,514,810
		Materials—2.7%
45,000		Agnico Eagle Mines Ltd.	1,627,200
250,000		Alamos Gold, Inc.	1,322,500
50,000	[1]	Detour Gold Corp.	787,296
300,000		Gold Fields Ltd., ADR	1,182,000
95,000		Goldcorp, Inc., Class A	1,541,850
55,000	[1]	Kennady Diamonds, Inc.	143,138
400,000	[1]	Lake Shore Gold Corp.	584,000
150,000	[1]	Lundin Mining Corp.	472,377
150,833	[1]	Mountain Province Diamonds, Inc.	564,426
40,000		Newmont Mining Corp.	1,063,200
30,000		Rio Tinto PLC, ADR	848,100
60,000	[1]	Stillwater Mining Co.	639,000
100,000		Tahoe Resources, Inc.	1,002,502
		TOTAL	11,777,589
		Telecommunication Services—3.9%
113,000		AT&T, Inc.	4,426,210
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Telecommunication Services—continued
232,000		Verizon Communications, Inc.	$12,546,560
		TOTAL	16,972,770
		Utilities—8.5%
104,500		American Electric Power Co., Inc.	6,938,800
30,000		American Water Works Co., Inc.	2,067,900
55,000		Aqua America, Inc.	1,750,100
50,000		California Water Service Group	1,336,000
150,000		Duke Energy Corp.	12,102,000
180,000		FirstEnergy Corp.	6,474,600
128,000		Southern Co.	6,621,440
		TOTAL	37,290,840
		TOTAL COMMON STOCKS (IDENTIFIED COST $222,810,558)	232,354,420
		PURCHASED PUT OPTION—0.0%
1,500	[1]	SPDR S&P 500 ETF Trust, Strike Price: $193.00, Expiration Date: 4/15/2016 (IDENTIFIED COST $368,160)	19,500
		U.S. TREASURIES—45.7%
		U.S. Treasury Bill—22.8%
$100,000,000	[2]	United States Treasury Bill, 0.370%, 8/11/2016	99,887,700
		U.S. Treasury Notes—22.9%
80,000,000	[3]	United States Treasury Note, 0.50%, 8/31/2016	80,037,112
20,000,000	[3]	United States Treasury Note, 4.875%, 8/15/2016	20,334,082
		TOTAL	100,371,194
		TOTAL U.S. TREASURIES (IDENTIFIED COST $200,196,498)	200,258,894
		INVESTMENT COMPANY—2.9%
12,746,350	[4]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.16%[5] (AT NET ASSET VALUE)	12,746,350
		TOTAL INVESTMENTS—101.7% (IDENTIFIED COST $436,121,566)[6]	445,379,164
		OTHER ASSETS AND LIABILITIES - NET—(1.7)%[7]	(7,265,466)
		TOTAL NET ASSETS—100%	$438,113,698
Semi-Annual Shareholder Report

SECURITIES SOLD SHORT
Shares		Value
5,000	3M Co.	$833,150
68,000	Agilent Technologies, Inc.	2,709,800
23,000	Akamai Technologies, Inc.	1,278,110
10,000	Alliance Data Systems Corp.	2,200,000
71,000	American Airlines Group, Inc.	2,911,710
44,000	Anheuser-Busch InBev NV, ADR	5,485,040
7,500	Autodesk, Inc.	437,325
37,000	AutoNation, Inc.	1,727,160
62,500	Calpine Corp.	948,125
15,000	Canadian Imperial Bank of Commerce	1,120,650
67,500	CarMax, Inc.	3,449,250
20,000	Check Point Software Technologies Ltd.	1,749,400
2,000	Chipotle Mexican Grill, Inc.	941,940
39,500	Church and Dwight, Inc.	3,641,110
25,000	Cintas Corp.	2,245,250
53,000	Cisco Systems, Inc.	1,508,910
30,000	Comcast Corp., Class A	1,832,400
55,000	CommScope Holdings Co., Inc.	1,535,600
330,000	Consumer Staples Select Sector SPDR Fund	17,506,500
33,000	Costco Wholesale Corp.	5,200,140
25,000	Ctrip.com International Ltd., ADR	1,106,500
33,000	Darden Restaurants, Inc.	2,187,900
40,000	Electronic Arts, Inc.	2,644,400
67,000	Energy Select Sector SPDR	4,148,640
30,000	Equifax, Inc.	3,428,700
46,000	Estee Lauder Cos., Inc., Class A	4,338,260
1,120,500	Financial Select Sector SPDR Fund	25,222,455
10,000	Fiserv, Inc.	1,025,800
40,000	Flextronics International Ltd.	482,400
28,000	Foot Locker, Inc.	1,806,000
15,000	Fortinet Inc.	459,450
55,000	Gulfport Energy Corp.	1,558,700
49,000	Halliburton Co.	1,750,280
16,000	Hanesbrands, Inc.	453,440
420,000	Health Care Select Sector SPDR Fund	28,467,600
12,000	Henry Jack & Associates, Inc.	1,014,840
4,000	HCA, Inc.	312,200
13,000	Illumina, Inc.	2,107,430
40,000	Intel Corp.	1,294,000
Semi-Annual Shareholder Report

Shares		Value
24,000	Interactive Brokers Group, Inc., Class A	$943,680
317,000	iShares Dow Jones U.S. Telecommunications Sector Index Fund	9,741,410
47,000	iShares Nasdaq Biotechnology Index Fund	12,258,070
22,000	iShares Russell 2000 ETF	2,433,640
250,000	iShares U.S. Home Construction ETF	6,770,000
20,000	Juniper Networks, Inc.	510,200
105,000	JD.com, Inc., ADR	2,782,500
35,000	Kennametal, Inc.	787,150
31,000	Lear Corp.	3,446,270
50,000	Level 3 Communications, Inc.	2,642,500
38,000	Lincoln Electric Holdings	2,225,660
20,000	Linear Technology Corp.	891,200
63,000	Live Nation Entertainment, Inc.	1,405,530
9,000	Mastercard, Inc.	850,500
87,000	Materials Select Sector SPDR Trust	3,898,470
15,000	Microsoft Corporation	828,450
11,000	Molson Coors Brewing Co., Class B	1,057,980
17,000	Monster Beverage Co.	2,267,460
24,000	MKS Instruments, Inc.	903,600
5,000	NXP Semiconductors NV	405,350
36,000	PerkinElmer, Inc.	1,780,560
47,000	PACCAR, Inc.	2,570,430
15,000	Rockwell Automation, Inc.	1,706,250
11,000	Schlumberger Ltd.	811,250
30,000	Smith (A.O.) Corp.	2,289,300
37,000	SAP SE, ADR	2,975,540
145,000	SPDR S&P 500 ETF Trust	29,806,200
15,500	Tractor Supply Co.	1,402,130
87,500	T-Mobile USA, Inc.	3,351,250
12,000	Ulta Salon Cosmetics & Fragrance, Inc.	2,324,880
53,000	Under Armour, Inc., Class A	4,495,990
18,000	UnitedHealth Group, Inc.	2,320,200
89,500	Utilities Select Sector SPDR Fund	4,440,990
107,000	Vanguard REIT ETF	8,966,600
20,000	Verisign, Inc.	1,770,800
23,000	Walt Disney Co.	2,284,130
90,000	Western Union Co.	1,736,100
47,000	Whole Foods Market, Inc.	1,462,170
Semi-Annual Shareholder Report

Shares		Value
54,000	Williams-Sonoma, Inc.	$2,955,960
20,000	Wynn Resorts Ltd.	1,868,600
64,000	Zoetis, Inc.	2,837,120
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $269,972,751)	$284,276,635
At March 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
1S&P 500 Index Short Futures	405	$207,714,375	June 2016	$(6,560,629)
At March 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized (Depreciation)
Contracts Purchased:
4/1/2016	Bank of America, N.A.	2,854,546 GBP	$4,110,261	$(10,421)
4/4/2016	Bank of America, N.A.	708,000 CAD	$546,381	$(1,241)
Contracts Sold:
4/1/2016	State Street Bank and Trust Co.	44,927 GBP	$64,509	$(17)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(11,679)
Unrealized Depreciation on Value of Securities Sold Short, Future Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $436,121,566.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$198,510,290	$—	$—	$198,510,290
International	16,782,109	17,062,021	—	33,844,130
Debt Securities:
U.S. Treasuries	—	200,258,894	—	200,258,894
Purchased Put Option	19,500	—	—	19,500
Investment Company	12,746,350	—	—	12,746,350
TOTAL SECURITIES	$228,058,249	$217,320,915	$—	$445,379,164
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(290,848,943)	—	—	(290,848,943)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(290,848,943)	$—	$—	$(290,848,943)
1	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
GBP	—Great British Pound
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.70	$23.90	$29.30	$37.40	$49.80	$50.90
Income From Investment Operations:
Net investment income (loss)[2]	(0.15)	(0.50)	(0.80)	(0.90)	(1.00)	(1.00)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(1.45)	(0.70)	(4.60)	(7.20)	(11.40)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	(1.60)	(1.20)	(5.40)	(8.10)	(12.40)	(1.10)
Net Asset Value, End of Period	$21.10	$22.70	$23.90	$29.30	$37.40	$49.80
Total Return[3]	(7.05)%	(5.02)%	(18.43)%	(21.66)%	(24.90)%	(2.16)%
Ratios to Average Net Assets:
Net expenses	3.33%[4,5]	3.23%[5]	2.99%	2.75%[5]	2.47%[5]	2.29%[5]
Net expenses excluding dividends and other expenses related to short sales	1.77%[4,5]	1.76%[5]	1.76%	1.75%[5]	1.74%[5]	1.74%[5]
Net investment income (loss)	(1.41)%[4]	(2.10)%	(2.90)%	(2.60)%	(2.37)%	(2.16)%
Expense waiver/reimbursement[6]	0.03%[4]	0.05%	0.03%	0.00%[7]	0.00%[7]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,045	$176,614	$203,644	$321,969	$547,426	$949,893
Portfolio turnover	210%	394%	465%	498%	480%	473%
1	On February 5, 2016, the Fund effected a 1 for 10 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 10; and (2) since the Fund's total number of shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.33%, 3.23%, 2.74%, 2.47%, and 2.29%, after taking into account these expense reductions for the six months ended March 31, 2016, and for the years ended September 30, 2015, 2013, 2012 and 2011, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.40	$21.70	$26.80	$34.40	$46.10	$47.50
Income From Investment Operations:
Net investment income (loss)[2]	(0.21)	(0.60)	(0.90)	(1.00)	(1.20)	(1.30)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(1.29)	(0.70)	(4.20)	(6.60)	(10.50)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	(1.50)	(1.30)	(5.10)	(7.60)	(11.70)	(1.40)
Net Asset Value, End of Period	$18.90	$20.40	$21.70	$26.80	$34.40	$46.10
Total Return[3]	(7.35)%	(5.99)%	(19.03)%	(22.09)%	(25.38)%	(2.95)%
Ratios to Average Net Assets:
Net expenses	4.09%[4,5]	3.98%[5]	3.74%	3.50%[5]	3.22%[5]	3.04%[5]
Net expenses excluding dividends and other expenses related to short sales	2.51%[4,5]	2.51%[5]	2.51%	2.50%[5]	2.49%[5]	2.48%[5]
Net investment income (loss)	(2.16)%[4]	(2.84)%	(3.65)%	(3.35)%	(3.12)%	(2.91)%
Expense waiver/reimbursement[6]	0.03%[4]	0.05%	0.03%	0.00%[7]	0.00%[7]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,720	$35,556	$44,321	$66,494	$111,926	$180,892
Portfolio turnover	210%	394%	465%	498%	480%	473%
1	On February 5, 2016, the Fund effected a 1 for 10 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 10; and (2) since the Fund's total number of shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 4.09%, 3.98%, 3.50%, 3.22%, and 3.04%, after taking into account these expense reductions for the six months ended March 31, 2016, and for the years ended September 30, 2015, 2013, 2012 and 2011, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2016	Year Ended September 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$23.00	$24.30	$29.70	$37.70	$50.10	$51.10
Income From Investment Operations:
Net investment income (loss)[2]	(0.13)	(0.40)	(0.70)	(0.80)	(0.90)	(0.90)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(1.39)	(0.90)	(4.70)	(7.20)	(11.50)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	(1.52)	(1.30)	(5.40)	(8.00)	(12.40)	(1.00)
Net Asset Value, End of Period	$21.48	$23.00	$24.30	$29.70	$37.70	$50.10
Total Return[3]	(6.61)%	(5.35)%	(18.18)%	(21.22)%	(24.75)%	(1.96)%
Ratios to Average Net Assets:
Net expenses	3.07%[4,5]	2.97%[5]	2.72%	2.53%[5]	2.22%[5]	2.05%[5]
Net expenses excluding dividends and other expenses related to short sales	1.52%[4,5]	1.51%[5]	1.51%	1.50%[5]	1.49%[5]	1.49%[5]
Net investment income (loss)	(1.13)%[4]	(1.85)%	(2.64)%	(2.38)%	(2.12)%	(1.92)%
Expense waiver/reimbursement[6]	0.03%[4]	0.05%	0.03%	0.00%[7]	0.00%[7]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$235,349	$181,811	$202,690	$299,975	$402,670	$683,286
Portfolio turnover	210%	394%	465%	498%	480%	473%
1	On February 5, 2016, the Fund effected a 1 for 10 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 10; and (2) since the Fund's total number of shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.07%, 2.97%, 2.52%, 2.22%, and 2.05%, after taking into account these expense reductions for the six months ended March 31, 2016, and for the years ended September 30, 2015, 2013, 2012 and 2011, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $12,746,350 of investment in an affiliated holding (Note 5) (identified cost $436,121,566)		$445,379,164
Cash denominated in foreign currencies (identified cost $66,306)		66,255
Deposit at broker for short sales		292,934,554
Income receivable		901,482
Receivable for investments sold		25,819,557
Receivable for shares sold		8,144,573
Receivable for daily variation margin on futures contracts		372,593
TOTAL ASSETS		773,618,178
Liabilities:
Securities sold short, at value (proceeds $269,972,751)	$284,276,635
Dividends payable on short positions	148,506
Payable for investments purchased	47,850,396
Payable for shares redeemed	2,282,978
Unrealized depreciation on foreign exchange contracts	11,679
Bank overdraft	743,055
Payable to adviser (Note 5)	14,816
Payable for distribution services fee (Note 5)	21,864
Payable for other service fees (Notes 2 and 5)	72,241
Accrued expenses (Note 5)	82,310
TOTAL LIABILITIES		335,504,480
Net assets for 20,754,679 shares outstanding		$438,113,698
Net Assets Consist of:
Paid-in capital		$1,561,383,118
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(11,610,653)
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions		(1,104,930,065)
Accumulated net investment income (loss)		(6,728,702)
TOTAL NET ASSETS		$438,113,698
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($169,045,174 ÷ 8,013,039 shares outstanding), no par value, unlimited shares authorized	$21.10
Offering price per share (100/94.50 of $21.10)	$22.33
Redemption proceeds per share	$21.10
Class C Shares:
Net asset value per share ($33,719,553 ÷ 1,783,783 shares outstanding), no par value, unlimited shares authorized	$18.90
Offering price per share	$18.90
Redemption proceeds per share (99.00/100 of $18.90)	$18.71
Institutional Shares:
Net asset value per share ($235,348,971 ÷ 10,957,857 shares outstanding), no par value, unlimited shares authorized	$21.48
Offering price per share	$21.48
Redemption proceeds per share	$21.48
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2016 (unaudited)
Investment Income:
Dividends (including $15,536 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $24,402)			$3,482,136
Interest			184,652
TOTAL INCOME			3,666,788
Expenses:
Investment adviser fee (Note 5)		$2,367,244
Administrative fee (Note 5)		148,127
Custodian fees		26,336
Transfer agent fee		243,543
Directors'/Trustees' fees (Note 5)		1,296
Auditing fees		16,385
Legal fees		3,535
Portfolio accounting fees		51,911
Distribution services fee (Note 5)		125,741
Other service fees (Notes 2 and 5)		248,824
Share registration costs		34,805
Printing and postage		27,647
Miscellaneous (Note 5)		14,812
Expenses related to short positions		2,954,222
TOTAL EXPENSES		6,264,428
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(58,970)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(360)
TOTAL WAIVER AND REDUCTION		(59,330)
Net expenses			6,205,098
Net investment income (loss)			(2,538,310)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(8,057,275)
Net realized loss on futures contracts			(8,342,555)
Net realized gain on short sales			559,623
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			20,942,732
Net change in unrealized appreciation of futures contracts			(10,176,647)
Net change in unrealized appreciation of securities sold short			(28,843,833)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions			(33,917,955)
Change in net assets resulting from operations			$(36,456,265)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2016	Year Ended 9/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,538,310)	$(6,974,882)
Net realized loss on investments, short sales, futures contracts and foreign currency transactions	(15,840,207)	(36,090,755)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	(18,077,748)	14,850,669
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(36,456,265)	(28,214,968)
Share Transactions:
Proceeds from sale of shares	303,879,120	371,947,597
Cost of shares redeemed	(223,290,260)	(400,406,842)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	80,588,860	(28,459,245)
Change in net assets	44,132,595	(56,674,213)
Net Assets:
Beginning of period	393,981,103	450,655,316
End of period (including accumulated net investment income (loss) of $(6,728,702) and $(4,190,392), respectively)	$438,113,698	$393,981,103
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2016 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the “Fund”), diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and
Semi-Annual Shareholder Report

certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reduction of $59,330 is disclosed in various locations in Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended March 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$207,401
Class C Shares	41,423
TOTAL	$248,824
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage individual security risk, market risk and sector/asset class risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $167,977,929. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $4,257 and $2,106, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage individual security risk, market risk and sector/asset class risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At March 31, 2016, the Fund had no outstanding written option contracts.
The average notional amount of purchased put options held by the Fund throughout the period was $36,214. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
Semi-Annual Shareholder Report

For the six months ended March 31, 2016, the net realized gain (loss) on the short sales was $559,623.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin on futures contracts	$(6,560,629)*	—	$—
Equity contracts	Total investments in securities at value-options	19,500	—	—
Foreign exchange contracts	—	—	Unrealized depreciation on foreign exchange contracts	11,679
Total derivatives not accounted for as hedging instruments under ASC Topic 815	—	$(6,541,129)	—	$11,679
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Option Contracts	Total
Foreign exchange contracts	$—	$(22,035)	$—	$(22,035)
Equity contracts	(8,342,555)	—	(290,255)	(8,632,810)
TOTAL	$(8,342,555)	$(22,035)	$(290,255)	$(8,654,845)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts	Total
Equity contracts	$(10,176,647)	$(348,660)	$(10,525,307)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Class A Shares:	Shares[1]	Amount	Shares[1]	Amount
Shares sold	2,116,459	$66,372,448	4,029,993	$90,365,386
Shares issued to shareholders in payment of distributions declared	189	—	—	—
Shares redeemed	(9,112,262)	(60,280,956)	(4,739,161)	(106,038,026)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,995,614)	$6,091,492	(709,168)	$(15,672,640)

	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Class C Shares:	Shares[1]	Amount	Shares[1]	Amount
Shares sold	199,544	$7,126,543	406,542	$8,415,731
Shares issued to shareholders in payment of distributions declared	6	—	—	—
Shares redeemed	(1,766,394)	(6,225,991)	(703,572)	(14,220,637)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,566,844)	$900,552	(297,030)	$(5,804,906)
Semi-Annual Shareholder Report

	Six Months Ended 3/31/2016		Year Ended 9/30/2015
Institutional Shares:	Shares[1]	Amount	Shares[1]	Amount
Shares sold	5,696,510	$230,380,129	11,777,615	$273,166,480
Shares redeemed	(12,496,110)	(156,783,313)	(12,224,905)	(280,148,179)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,799,600)	$73,596,816	(447,290)	$(6,981,699)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(15,362,058)	$80,588,860	(1,453,488)	$(28,459,245)
1	Shares purchased/redeemed prior to February 5, 2016 have been adjusted to reflect a 1-for-10 reverse share split.
4. FEDERAL TAX INFORMATION
At March 31, 2016, the cost of investments for federal tax purposes was $436,121,566. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from: (a) FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) short sales; and (d) futures contracts was $9,257,598. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,285,826 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,028,228.
At September 30, 2015, the Fund had a capital loss carryforward of $1,076,105,028 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$505,487,071	$145,671,447	$651,158,518
2018	$68,635,173	NA	$68,635,173
2019	$356,311,337	NA	$356,311,337
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2015, for federal income tax purposes, a late year ordinary loss of $4,092,887 was deferred to October 1, 2015.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2016, the Adviser voluntarily waived $58,970 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$125,741
Semi-Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2016, FSC retained $13,436 of fees paid by the Fund. For the six months ended March 31, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2016, FSC retained $14,597 in sales charges from the sale of Class A Shares. FSC also retained $7,300 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended March 31, 2016, FSSC received $21,558 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, expenses allocated from partnerships, interest expense, extraordinary expenses, line of credit expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.76%, 2.51% and 1.51% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. Transactions involving the affiliated holding during the six months ended March 31, 2016, were as follows:
Federated U.S. Treasury Cash Reserves Fund, Institutional Shares
Balance of Shares Held 9/30/2015	72,819,466
Purchases/Additions	381,307,823
Sales/Reductions	(441,380,939)
Balance of Shares Held 3/31/2016	12,746,350
Value	$12,746,350
Dividend Income	$15,536
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended March 31, 2016, the Fund's expenses were reduced by $360 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2016, were as follows:
Purchases	$1,027,902,747
Sales	$980,644,276
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2016, there were no outstanding loans. During the six months ended March 31, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2016, there were no outstanding loans. During the six months ended March 31, 2016, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$929.50	$16.69
Class C Shares	$1,000	$926.50	$19.70
Institutional Shares	$1,000	$933.90	$14.84
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,007.70	$17.37
Class C Shares	$1,000	$1,004.55	$20.50
Institutional Shares	$1,000	$1,009.65	$15.42
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	3.46%
Class C Shares	4.09%
Institutional Shares	3.07%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Prudent Bear Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N709
CUSIP 31421N600
CUSIP 31421N501
40432 (5/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2016